Long-term Investments (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	CAD 35.8
Acquired through capital dispositions	31.1		CAD (15.3)
Unrealized gain (loss) recognized in other income (loss)	(3.4)		5.5
Non-current financial assets at fair value through profit or loss	72.6		35.8
Public Companies
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	28.3		22.8
Acquired through capital dispositions | $		$ 40.2		$ 0.0
Unrealized gain (loss) recognized in other income (loss)	(3.4)		5.5
Non-current financial assets at fair value through profit or loss	65.1		28.3
Accumulated increase (decrease) in investments	14.4		17.7
Private Companies
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	7.5		7.5
Unrealized gain (loss) recognized in other income (loss)		$ 0.0	0.0
Non-current financial assets at fair value through profit or loss	7.5		7.5
Accumulated increase (decrease) in investments	CAD (17.5)		CAD (17.5)